UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910
Exact name of registrant as specified in charter:	Voyageur Tax Free Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Fund	May 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.76%
Corporate-Backed Revenue Bonds – 3.15%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,005,250
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	8,001,440
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	3,790,000	3,295,746
		18,302,436
Education Revenue Bonds – 12.71%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,342,490
Series A 5.00% 3/1/39	385,000	394,013
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	264,207
Series A 5.00% 7/1/45	1,390,000	1,447,101
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,152,320
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,744,720
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	631,237
Series A 5.75% 8/1/44	1,190,000	1,308,215
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	798,859
Series A 5.00% 7/1/47	2,290,000	2,352,219
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	602,864
Series A 5.00% 7/1/44	1,770,000	1,808,374
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	490,248
5.50% 8/1/49	2,260,000	2,371,169
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	8,900,000	9,679,551
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,543,500

NQ- 301 [5/16] 7/16 (17027)     1

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	$1,057,950
Series 7-D 5.00% 3/1/30	1,500,000	1,652,790
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,060,480
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,488,877
Series 7-Q 5.00% 10/1/23	350,000	407,743
Series 7-Q 5.00% 10/1/24	475,000	554,054
Series 7-Q 5.00% 10/1/27	200,000	229,492
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	602,540
Series 8-I 5.00% 10/1/33	250,000	300,580
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	815,926
Series 8-G 5.00% 12/1/32	670,000	813,387
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	2,022,714
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,226,560
Series 7-U 5.00% 4/1/23	550,000	667,711
Series 8-L 5.00% 4/1/35	750,000	893,790
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	810,533
Series A 5.00% 9/1/44	1,500,000	1,563,705
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	3,079,060
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	878,780
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,000,000	1,971,780
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,489,435
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,151,939
Series A 5.00% 4/1/35	3,175,000	3,938,111
Series A 5.00% 4/1/36	1,650,000	2,035,110
Series A 5.25% 12/1/28	1,000,000	1,181,270
Series A 5.25% 12/1/29	1,850,000	2,181,039
Series D 5.00% 12/1/27	1,000,000	1,186,530

2     NQ- 301 [5/16] 7/16 (17027)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
State Supported Stadium Debt Series A 5.00% 8/1/26	3,760,000	$4,743,202
		73,936,175
Electric Revenue Bonds – 5.67%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,404,299
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	785,036
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	476,777
5.00% 10/1/30	500,000	601,095
5.00% 10/1/33	1,205,000	1,435,300
Series A 5.00% 10/1/30	1,060,000	1,274,321
Series A 5.00% 10/1/34	750,000	890,235
Series A 5.00% 10/1/35	1,525,000	1,802,596
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	674,222
5.00% 1/1/30	520,000	637,120
Series A 5.00% 1/1/25	125,000	149,897
Series A 5.00% 1/1/26	425,000	505,584
Series A 5.00% 1/1/31	520,000	602,898
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	363,316
Series B 5.00% 12/1/28	275,000	337,815
Series B 5.00% 12/1/31	1,365,000	1,670,173
Series B 5.00% 12/1/33	300,000	364,722
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,561,664
Series A 5.00% 1/1/46	2,000,000	2,367,540
Capital Appreciation Series A
6.70% 1/1/25 (NATL-RE)^	5,000,000	4,152,700
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,195,340
Series A 5.00% 1/1/34	4,000,000	4,765,960
Series A 5.00% 1/1/40	1,250,000	1,471,237
Series A 5.00% 1/1/46	3,000,000	3,515,100
		33,004,947
Healthcare Revenue Bonds – 28.14%
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,551,960

NQ- 301 [5/16] 7/16 (17027)     3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.20% 7/1/45	2,000,000	$2,075,240
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,076,200
Series A 7.00% 11/1/46	1,220,000	1,310,975
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,142,053
5.375% 11/1/34	320,000	342,259
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,172,251
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,385,000	2,393,491
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	609,090
5.00% 11/1/44	500,000	574,485
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	755,565
Series A 5.00% 4/1/40	705,000	728,850
Series A 5.00% 4/1/48	315,000	322,749
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,065,729
6.00% 6/15/39	3,570,000	4,000,399
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,271,587
5.40% 8/1/40	1,000,000	1,020,790
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	542,300
4.00% 4/1/25	660,000	713,698
4.00% 4/1/31	60,000	63,500
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	690,426
5.75% 2/1/44	500,000	526,395

4     NQ- 301 [5/16] 7/16 (17027)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	$1,621,763
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,180,380
5.00% 9/1/32	1,000,000	1,173,250
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,649,940
5.25% 5/1/37	2,950,000	3,039,061
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	595,165
Series A 5.00% 11/15/34	500,000	591,505
Series A 5.00% 11/15/44	1,000,000	1,162,240
Series B 6.50% 11/15/38 (AGC)	965,000	1,083,068
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	513,505
5.25% 11/1/45	1,950,000	2,012,049
5.375% 11/1/50	455,000	467,126
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/35	2,085,000	2,390,077
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,897,672
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,374,101
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,727,300
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,874,637
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,851,540
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	461,141
Series A 5.00% 11/1/32	330,000	350,407
Series A 5.00% 11/1/42	1,250,000	1,316,313
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,828,913

NQ- 301 [5/16] 7/16 (17027)     5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	$3,403,965
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,812,809
Series D Remarketing 5.00% 11/15/38	6,405,000	7,236,433
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	356,097
5.00% 7/1/33	650,000	750,542
5.875% 7/1/30	1,850,000	2,143,503
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,381,581
Series A 5.30% 9/1/37	1,200,000	1,279,992
Series A 6.375% 9/1/42	2,435,000	2,488,424
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,394,145
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	994,998
5.00% 9/1/24	575,000	711,563
5.00% 9/1/25	750,000	918,923
5.00% 9/1/26	575,000	698,826
5.00% 9/1/27	405,000	488,474
5.00% 9/1/28	425,000	508,589
5.00% 9/1/29	425,000	506,719
5.00% 9/1/34	730,000	850,757
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,100,000	1,194,215
Series A 5.00% 5/1/46	5,500,000	6,517,720
Series A 5.125% 5/1/30	9,350,000	10,575,411
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 5.25% 11/15/29	5,605,000	6,370,083
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,000,000	2,419,360
5.00% 7/1/32	2,500,000	2,990,425
5.00% 7/1/33	1,260,000	1,503,785

6     NQ- 301 [5/16] 7/16 (17027)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	$1,087,395
Series A 5.00% 11/15/30	670,000	797,521
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,167,650
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,257,511
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,490
Series A 5.375% 5/1/43	500,000	500,390
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,547,970
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,137,696
Series A 5.75% 11/1/39	2,365,000	2,550,913
Series A 6.00% 5/1/47	3,685,000	3,994,798
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	924,315
4.65% 7/1/26	540,000	588,092
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	524,700
5.125% 12/1/44	1,605,000	1,680,692
5.25% 12/1/49	750,000	793,995
		163,662,612
Housing Revenue Bonds – 2.35%
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT)●	1,745,000	1,746,710
Series I 4.85% 7/1/38 (AMT)	1,280,000	1,281,574
Series L 5.10% 7/1/38 (AMT)	7,100,000	7,178,810

NQ- 301 [5/16] 7/16 (17027)     7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed Securities
Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,940,000	$2,122,147
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,358,861
		13,688,102
Lease Revenue Bonds – 2.98%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,484,837
Series A 5.00% 6/1/43	3,835,000	4,530,861
Series B 5.00% 3/1/28	2,500,000	2,981,275
Minnesota Housing Finance Agency
5.00% 8/1/34	1,565,000	1,852,350
5.00% 8/1/35	1,645,000	1,941,709
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,512,262
		17,303,294
Local General Obligation Bonds – 7.74%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	551,840
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,465,486
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,059,270
Series A 4.00% 2/1/29	1,800,000	2,063,250
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,425,656
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,240,630
Series A 5.00% 2/1/33	3,585,000	4,430,092
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	7,130,468
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,671,109
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,027,870

8     NQ- 301 [5/16] 7/16 (17027)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
South Washington County Independent School
District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	$2,653,150
Series A 4.75% 2/1/26	3,600,000	3,816,828
Series A 4.75% 2/1/27	2,300,000	2,432,618
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,040,140
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,007,360
5.125% 12/1/24	1,000,000	1,003,520
		45,019,287
Pre-Refunded / Escrowed to Maturity Bonds – 17.56%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	10,899,180
(City of Bloomington)
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	412,610
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	18,786,359
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23-18§	180,000	204,070
Series A 6.625% 11/15/28-18§	3,000,000	3,419,340
Series B 6.50% 11/15/38-18 (AGC)§	175,000	198,931
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25-18§	6,430,000	6,987,995
Minnesota
Series A 5.00% 10/1/24-21§	70,000	83,143
Series A 5.00% 10/1/27-21§	80,000	95,021
(Various Purposes) Series A 4.00% 8/1/27-22§	45,000	52,201
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 6-X 5.25% 4/1/39-17§	5,000,000	5,191,850
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17§	1,490,000	1,516,805
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS)§	245,000	249,408
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC)§	395,000	402,106
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,127,350
5.50% 5/1/39-19 (AGC)§	6,000,000	6,785,640

NQ- 301 [5/16] 7/16 (17027)     9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	17,550,000	$20,135,466
Series C 5.50% 7/1/23-18§	3,000,000	3,292,350
Series C 5.625% 7/1/26-18§	1,925,000	2,117,558
Series C 5.75% 7/1/30-18§	5,035,000	5,551,641
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,625,750
		102,134,774
Special Tax Revenue Bonds – 3.18%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,239,818
Series B 5.00% 12/15/20	1,000,000	1,066,260
Series B 5.00% 12/15/24	1,150,000	1,224,555
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,553,920
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,279,803
5.00% 6/1/25	2,000,000	2,240,700
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	789,707
Series G 5.00% 11/1/31	1,500,000	1,801,920
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,270,960
		18,467,643
State General Obligation Bonds – 8.62%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,666,928
Series A 5.00% 8/1/29	1,500,000	1,900,530
Series A Unrefunded 5.00% 10/1/24	4,555,000	5,451,105
Series A Unrefunded 5.00% 10/1/27	5,200,000	6,222,996
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,953,700
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,998,178
Series A 5.00% 8/1/30	4,200,000	5,180,490
Series A 5.00% 8/1/32	2,755,000	3,374,820
Series A Unrefunded 4.00% 8/1/27	955,000	1,085,157
Series F 5.00% 10/1/22	3,500,000	4,291,980
		50,125,884

10     NQ- 301 [5/16] 7/16 (17027)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.48%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/28	1,250,000	$1,406,725
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,179,270
Series B 5.00% 1/1/26	575,000	673,647
Series B 5.00% 1/1/27	1,160,000	1,350,286
Series B 5.00% 1/1/28	2,750,000	3,185,325
Series B 5.00% 1/1/29	120,000	138,584
Series B 5.00% 1/1/30	1,675,000	1,936,317
Series B 5.00% 1/1/31	1,750,000	2,018,013
St. Paul Housing & Redevelopment Authority Parking
Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,048,548
Series A 5.00% 8/1/35	1,145,000	1,171,793
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,648,185
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,456,352
		20,213,045
Water & Sewer Revenue Bonds – 3.18%
Guam Government Waterworks Authority
5.00% 1/1/46	1,670,000	1,935,079
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,730,504
Series B 5.00% 9/1/22	2,125,000	2,604,039
Series B 5.00% 9/1/25	2,000,000	2,448,160
Series E 5.00% 9/1/22	2,745,000	3,363,805
Series E 5.00% 9/1/23	2,000,000	2,436,520
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	3,000,200
		18,518,307
Total Municipal Bonds (cost $533,351,747)		574,376,506

Short-Term Investment – 0.04%
Variable Rate Demand Note – 0.04%¤
Minneapolis-St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue (Allina
Health System) Series B-2
0.29% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	250,000	250,000
Total Short-Term Investment (cost $250,000)		250,000

NQ- 301 [5/16] 7/16 (17027)     11

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

Total Value of Securities – 98.80%
(cost $533,601,747)	$574,626,506

Receivables and Other Assets Net of Liabilities – 1.20%	6,990,445
Net Assets Applicable to 45,550,585 Shares Outstanding – 100.00%	$581,616,951

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2016, the aggregate value of Rule 144A securities was $3,079,060, which represents 0.53% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2016. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
IBC – Insured Bond Certificate
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
TCRS – Temporary Custodial Receipts

12     NQ- 301 [5/16] 7/16 (17027)

Notes
Delaware Tax-Free Minnesota Fund	May 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds (Trust) – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$533,601,747
Aggregate unrealized appreciation	$41,519,014
Aggregate unrealized depreciation	(494,255)
Net unrealized appreciation	$41,024,759

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ- 301 [5/16] 7/16 (17027)     13

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2016:

Securities	Level 2
Municipal Bonds	$574,376,506
Short-Term Investments	250,000
Total Value of Securities	$574,626,506

During the period ended May 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

14     NQ- 301 [5/16] 7/16 (17027)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: